Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 21,689	$ 17,633
Marketable securities (Note 5)	15,995	15,612
Accounts receivable, net	12,197	10,572
Inventories (Note 6)	16,394	11,834
Deferred income taxes (Note 3)	657	534
Recoverable taxes (Note 7)	7,168	5,260
Advances to suppliers	689	786
Other current assets	1,936	1,632
Total current assets	76,725	63,863
Property, plant and equipment, net (Note 8)	247,276	218,567
Investments in non-consolidated companies and other investments	6,259	6,312
Non-current assets
Accounts receivable, net	2,907	2,905
Advances to suppliers	3,027	3,077
Petroleum and alcohol account - receivable from Federal Government	529	493
Marketable securities (Note 5)	3,307	3,099
Restricted deposits for legal proceedings and guarantees (Note 15 (a))	1,787	1,674
Recoverable taxes (Note 7)	6,235	6,407
Goodwill	198	192
Prepaid expenses	827	516
Other assets	1,584	1,578
Total non-current assets	20,401	19,941
Total assets	350,661	308,683
Current liabilities
Trade accounts payable	11,779	10,468
Current debt (Note 10)	10,232	8,960
Current portion of capital lease obligations (Note 12)	73	105
Income taxes payable	1,321	898
Taxes payable, other than income taxes	6,052	5,135
Payroll and related charges	2,561	2,617
Dividends and interest on capital payable (Note 14)	1,670	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	817	782
Other payables and accruals	3,577	2,429
Total current liabilities	38,082	33,552
Long-term liabilities
Long-term debt (Note 10)	70,529	60,471
Capital lease obligations (Note 12)	116	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	15,223	13,740
Deferred income taxes (Note 3)	15,981	12,704
Provision for abandonment	3,369	3,194
Contingencies (Note 15 (a))	735	760
Other liabilities	709	748
Total long-term liabilities	106,662	91,734
Shares authorized and issued (Note 13)
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,846	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,914	63,906
Additional paid in capital	(53)	(86)
Retained earnings
Appropriated	64,396	47,147
Unappropriated	6,393	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	26,159	13,539
Postretirement benefit reserves adjustments net of tax ((US$1,495) and (US$1,401) for June 30, 2011 and December 31, 2010, respectively) - Pension cost and Health Care Note 13)	(2,901)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	41	124
Unrecognized loss on cash flow hedge, net of tax	(12)	(15)
Petrobras Shareholders Equity	203,783	181,494
Noncontrolling interest	2,134	1,903
Total shareholders' equity	205,917	183,397
Total liabilities and shareholders equity	$ 350,661	$ 308,683